PLANT AND EQUIPMENT, NET (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Buildings and Improvements Gross Collateral To Bank Loan	191,729	35,570
Depreciation	22,262	12,803	16,235